SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0.0017	0.003
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0.040
Measurement Input, Share Price [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0.05
Measurement Input, Share Price [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0.23	0.17
Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input term	3 days	3 months 21 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability, measurement input term	3 months 29 days
Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0.9980
Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	1.1651	1.40
Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative Liability, Measurement Input	0	0